Share-based payments - Assumptions used to determine the fair value of option grants (Details)	6 Months Ended
Feb. 28, 2026 Y $ / shares
November 30, 2022
Share-based payments
Exercise price	$ 243,540
Market Price	$ 243,540
Expected volatility	107.00%
Risk-free interest rate	3.10%
Expected life | Y	5
December 1, 2022
Share-based payments
Exercise price	$ 234,900
Market Price	$ 234,900
Expected volatility	107.00%
Risk-free interest rate	3.00%
Expected life | Y	5
March 22, 2023
Share-based payments
Exercise price	$ 227,340
Market Price	$ 202,230
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | Y	2
March 25, 2023
Share-based payments
Exercise price	$ 227,340
Market Price	$ 205,740
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | Y	3
March 25, 2023
Share-based payments
Exercise price	$ 227,340
Market Price	$ 205,740
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | Y	4
April 20, 2023
Share-based payments
Exercise price	$ 233,280
Market Price	$ 212,220
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | Y	5
December 29, 2023
Share-based payments
Exercise price	$ 185,220
Market Price	$ 60,480
Expected volatility	76.00%
Risk-free interest rate	3.10%
Expected life | Y	5
January 26, 2024
Share-based payments
Exercise price	$ 41,040
Market Price	$ 43,092
Expected volatility	76.00%
Risk-free interest rate	3.50%
Expected life | Y	5
July 25, 2025
Share-based payments
Exercise price	$ 264.4
Market Price	$ 264
Expected volatility	101.00%
Risk-free interest rate	2.80%
Expected life | Y	5